Trade Receivables, Net	12 Months Ended
Dec. 31, 2025
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET
21.	TRADE RECEIVABLES, NET

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Trade receivables, net	83,143	252,938	36,170

The Group’s trading terms with its customers are mainly on credit. The credit period is generally 45 to 120 days. Each customer has a maximum credit limit. The Group seeks to maintain strict control over its outstanding receivables and has a credit control department to minimize credit risk. Overdue balances are reviewed regularly by senior management. The Group does not hold any collateral or other credit enhancements over its trade receivable balances. Trade receivables are non-interest-bearing.

An aging analysis of the trade receivables as at the end of the reporting period, based on the invoice date and net of loss allowance, is as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Within 45 days	54,484	252,938	36,170
45 to 120 days	28,659	-	-
Total	83,143	252,938	36,170

An impairment analysis is performed at each reporting date. The Group has applied the simplified approach to provide for ECLs prescribed by IFRS 9, which permits the use of the lifetime expected loss provision for all trade receivables. The directors of the Company are of the opinion that the ECL in respect of the balance of trade receivables is minimal. No loss allowance for impairment of trade receivables is provided as at December 31, 2025 (2024: nil).